BASIS OF PRESENTATION (Tables)	12 Months Ended
Jan. 31, 2020
BASIS OF PRESENTATION (Tables)
Schedule of Basis of Consolidation

	Ownership Interest	Jurisdiction	Nature of Operations
Coral Resources, Inc.	100%	Nevada, USA	Exploration Company
Coral Energy Corporation (up until December 30, 2019)	100%	California, USA	Holding Company
Marcus Corporation	98.49%	Nevada, USA	Holding Company